Pension obligations (Schedule of additional information about defined benefit plans) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Pension Obligations [Line Items]
Opening defined benefit obligation	$ 240,354	$ 243,733
Current service costs	11,295	11,044
Past service cost	4,989	0
Interest cost	6,172	6,569
Benefits paid from plan	(22,546)	(35,384)
Benefits paid from employer	(866)	(1,317)
Participant contributions	34	48
Effects of movements in exchange rates	950	2,780
Arising from changes in demographic assumptions	1,498	(1,461)
Arising from changes in financial assumptions	(24,663)	16,967
Arising from experience adjustments	(848)	(2,625)
Closing defined benefit obligation	$ 216,369	$ 240,354